Goodwill, License Cost and Other Intangible Assets - License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 242,960	$ 234,604
Accumulated Amortization	(157,467)	(138,812)
Total	85,493	95,792
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	225,835	218,473
Accumulated Amortization	(140,849)	(124,105)
Total	$ 84,986	94,368
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Gross Amount	$ 13,485	12,589
Accumulated Amortization	(12,978)	(11,165)
Total	507	1,424
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,640	3,542
Accumulated Amortization	(3,640)	(3,542)
Total	$ 0	$ 0
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Minimum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years
Maximum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	14 years